Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment	Dec. 31, 2023
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	Lesser of useful life or term of lease
Minimum [Member] | Computer hardware
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Furniture and fixtures
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Computer hardware
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Furniture and fixtures
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years